UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425 Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS  66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end:  11/30/2016

Date of reporting period: 11/30/2016

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the HedgeRow Income and Opportunity Fund, a series of the 360 Funds (the “registrant”), for the period ended November 30, 2016 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

HedgeRow Income and Opportunity Fund

Class A Shares (Ticker Symbol: HROAX)
Institutional Class Shares (Ticker Symbol: HIOIX)

A Series of the
360 Funds

ANNUAL REPORT

November 30, 2016

Investment Adviser

Willard Mills Advisory, LLC
P.O. Box 2549
Brentwood, TN 37024-2549

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	1
INVESTMENT HIGHLIGHTS	4
SCHEDULE OF INVESTMENTS	5
SCHEDULE OF OPTIONS PURCHASED	8
SCHEDULE OF OPTIONS WRITTEN	9
STATEMENTS OF ASSETS AND LIABILITIES	11
STATEMENTS OF OPERATIONS	12
STATEMENTS OF CHANGES IN NET ASSETS	13
FINANCIAL HIGHLIGHTS	14
NOTES TO FINANCIAL STATEMENTS	15
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24
ADDITIONAL INFORMATION	25
INFORMATION ABOUT YOUR FUND’S EXPENSES	29

Fellow Shareholders,

The global financial markets proved to be very volatile in the HedgeRow Income and Opportunity Fund’s (the “Fund”) first year of operations. As shown in the accompanying charts, the Fund’s Class A shares returned 10.3%(a) before sales charges for the period from January 21, 2016 (commencement of operations) through November 30, 2016. This compares to the 19.9% return for the S&P 500® Total Return Index(b) (“S&P 500”). Our goal is to provide returns competitive with the larger stock markets while limiting the volatility of returns through the selective use of option writing strategies.

Concerns were numerous as we began to deploy our seed capital in January. The pace of US economic growth, the Federal Reserve’s interest rate policy, the fallout from falling oil prices for the energy sector, and the US Presidential election were among the issues. Our overarching view of the macroeconomic backdrop has been that the US economy was positioned for lackluster, but positive growth, with employment nearing full levels and monetary policy positioned to move US interest rates higher. The global environment is less certain, but manageable and reflected in current earnings expectations.

With these thoughts in mind, we used the weakness seen in the first several weeks of 2016 to initiate positions in a diversified portfolio of leading US and global companies that we thought represented the best combination of growth prospects and valuation in the market. By sector, we found opportunities in technology and selective cyclicals, including consumer discretionary and financial stocks. By the end of March, we had initiated positions in 22 companies including The Walt Disney Company, Alphabet, General Motors, Goldman Sachs, and NXP Semiconductors.

We had our largest inflow of investor capital in May. We used the summer and fall to deploy that cash, with our largest stock purchases coming in the days following the market swoon on the surprising vote from the United Kingdom to exit the European Union (commonly referred to as the Brexit). We added world-class companies, including Carnival Cruise Lines and BP among the purchases made during the summer as their UK-based operations made them targets during the sharp market selloff in June. We took advantage of the uptick in volatility to collect option premium by writing puts on some of our favorite long-term investments.

While remaining positively biased to technology and cyclical sectors, we were steady buyers of stocks in the healthcare sector in the second half of the year with a focus on the pharmaceutical/biotechnology industry as these companies were targeted by both political parties in the last push of the US Presidential campaign. We concluded—too early in retrospect—that these companies were absolutely undervalued and represented compelling upside.

Our last deployment of cash came in the days following the election as the uncertainty was resolved and fundamentals of company earnings along with economic data continued to point to an environment consistent with our tepid but positive bias. The portfolio consisted of 84% of capital invested in common stocks at November 30, 2016, with the balance invested in short-term money market investments. We have collected $189,793 in option premium on written options contracts open at November 30, 2016 as part of our strategy to enhance the long-term cash flow generation of the portfolio while buffering market volatility through the writing of call and put options. This collected premium from contracts written on individual stocks positions can be (and during the period did in our view) represent a significant boost to the overall return of the Fund – this strategy is designed to enhance any return the Fund may realize beyond any dividends and capital gains that may be generated by the stock positions owned by the Fund. As the option contracts expire and the cash is realized over the next 1-2 years, these funds will be sources for incremental distributions for investors. This strategy also helps to buffer the downside market exposure of the fund over time as we saw on the weakest market days this year.

We believe the S&P 500 is a reasonable benchmark index to judge our performance over time. We use our fundamental, bottoms-up stock selection process built around accessing the prospects for earnings growth and returns on capital relative to the current valuation to choose each investment made by the fund. The weighting of these positions is done in the context of the total return potential we estimate for the individual stock and in the context of its industry weighting in the economy and the benchmark index. No stock position represented more than 5% of capital at November 30, 2016, with 47 individual equities held in the portfolio. This is consistent with our general view of the long-term portfolio construction aspect of our investment strategy.

Sector Diversification	% of Net Assets
Information Technology	20.5%
Consumer Discretionary	16.8%
Financials	14.4%
Healthcare	11.5%
Industrials	8.8%
Materials	5.5%
Energy	3.3%
Consumer	3.0%
Cash	16.2%
Total	100.0%

Our largest over-weighted sectors as of the period end were in the technology and consumer discretionary sectors. Our greatest under-weighted sectors as of the period end were in the consumer staples area along with no exposure to utilities, telecommunications, and real estate investment trusts. Our underexposure is indicative of our view that these sectors are much like bonds. While prized for their income-generating ability, we believe they are overvalued and are unattractive investments at current valuations relative to the earnings growth and returns on capital that we see for the companies in these sectors.

Notable detractors for the period included two investments in the healthcare. Gilead Sciences finds itself at strategic crossroads. The company’s flagship products in the hepatitis C market have been unmitigated successes, allowing the company to generate a cash pile of $12 billion to deploy in research and strategic acquisitions. At 9x earnings before cash on hand, we believed the stock was attractively valued with no value being assigned for the prospects for future growth when we started buying with the launch of the Fund. The combination of political headwinds and no notable acquisitions pushed the stock down to 7x earnings. We continue to believe the long-term track record of management will lead to drug developments and acquisitions that investors will reward—for now, we wait and continue to hold.

Bristol-Myers Squibb was our other major detractor for the year. The disappointing drug study tied to its cancer drug Opdivo in August has proven to be a setback for developing the market potential for this remarkable treatment option. Our research indicates the study’s design was problematic, leaving them in the position to await further studies that will be reported over the next 2 years. This has led to estimate downgrades and a deflation of the multiple as this stock had earned a premium multiple based on the near-term growth expected. We should have been more sensitive to the multiple we were paying—it was a growth multiple for what we believed to be incredible growth to come. This has been side tracked for now, but has been more than reflected in the current stock valuation we believe. From here, we believe the company is well positioned to outperform much lowered expectations, and we have selectively added to the position as part of our growing healthcare sector positioning.

Our cyclical bias was our greatest overall contributor to performance. Purchases of semiconductor stocks NVIDIA and NXP with great leverage to the internet of things have been winners for us the entire year, while old economy regional bank stocks KeyCorp and Zions, auto producer GM, and airline leader Southwest have been leaders purchased in the first half of the year have been huge beneficiaries of the market’s late year rally.

Thank you for the opportunity to manage your investments. It is a privilege we strive to earn every day.

Hope Willard Lundt, CFA	John T. Mills, Jr.
Co-Portfolio Manager	Co-Portfolio Manager

(a)
The performance information shown is for the Fund’s Class A shares and does not reflect any front-end sales load. Please see the Total Return Table on the following pages for performance information on the Funds’ Class A (with sales load) and Institutional Class shares. The performance quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(b)
The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS
November 30, 2016 (Unaudited)

Returns as of November 30, 2016	Since Inception of January 21, 2016 through November 30, 2016
HedgeRow Income and Opportunity Fund Class A shares without sales charge	10.30%
HedgeRow Income and Opportunity Fund Class A shares with sales charge	4.23%
HedgeRow Income and Opportunity Fund Institutional Class shares	10.50%
S&P 500 Total Return Index	19.95%

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the HedgeRow Income and Opportunity Fund versus the S&P 500 Total Return Index. The S&P 500 Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the HedgeRow Income and Opportunity Fund, which will generally not invest in all the securities comprising the index.

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016	ANNUAL REPORT

COMMON STOCK - 83.73%	Shares	Fair Value

Airlines - 5.06%
JetBlue Airways Corp. (a) (b)	4,100	$82,369
Southwest Airlines Co. (b)	2,700	125,847
		208,216
Apparel - 1.58%
NIKE, Inc. - Class B (b)	1,300	65,091

Auto Manufacturers - 3.07%
General Motors Co. (b)	3,650	126,035

Banks - 7.35%
BankUnited, Inc. (b)	3,000	106,290
Goldman Sachs Group, Inc. (b)	200	43,858
KeyCorp (b)	4,200	72,702
Wells Fargo & Co. (b)	1,500	79,380
		302,230
Biotechnology - 6.43%
Amgen, Inc. (b)	500	72,035
Celgene Corp. (a) (b)	1,000	118,510
Gilead Sciences, Inc.	1,000	73,700
		264,245
Building Materials - 2.02%
Summit Materials, Inc. - Class A (a) (b)	3,500	83,195

Chemicals - 1.22%
Potash Corp. of Saskatchewan, Inc. - Canada (b)	2,750	50,132

Commercial Services - 1.48%
United Rentals, Inc. (a) (b)	600	60,666

Computers - 7.31%
3D Systems Corp. (a)	2,300	31,855
Apple, Inc. (b)	1,400	154,728
Nimble Storage, Inc. (a)	3,900	29,562
VeriFone Systems, Inc. (a) (b)	5,000	84,450
		300,595
Cosmetics & Personal Care - 2.30%
elf Beauty, Inc. (a)	3,000	94,410

Diversified Financial Services - 7.02%
American Express Co. (b)	2,250	162,090
Lazard Ltd. - Class A (b)	2,000	77,700
Waddell & Reed Financial, Inc. - Class A	2,500	48,825
		288,615
Food - 0.74%
Whole Foods Market, Inc. (b)	1,000	30,390

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016	ANNUAL REPORT

COMMON STOCK - 83.73% (continued)	Shares	Fair Value

Healthcare - Products - 1.24%
Zimmer Biomet Holdings, Inc. (b)	500	$50,930

Internet - 5.90%
Alphabet, Inc. - Class C (a) (b)	200	151,608
FireEye, Inc. (a)	1,900	24,396
Twitter, Inc. (a)	3,600	66,564
		242,568
Leisure Time - 1.63%
Carnival Corp. (b)	1,300	66,833

Media - 2.41%
Walt Disney Co. (b)	1,000	99,120

Mining - 2.31%
Silver Wheaton Corp. - Canada (b)	5,200	94,796

Miscellaneous Manufacturing - 2.24%
General Electric Co.	3,000	92,280

Oil & Gas - 1.70%
BP PLC - ADR (b)	2,000	70,020

Oil & Gas Services - 1.56%
Baker Hughes, Inc.	1,000	64,330

Pharmaceuticals - 2.20%
Bristol-Myers Squibb Co. (b)	1,600	90,304

Retail - 8.07%
Lowe's Cos., Inc. (b)	850	59,967
Shake Shack, Inc. - Class A (a) (b)	1,600	59,008
TJX Cos., Inc. (b)	1,500	117,510
Tractor Supply Co. (b)	500	37,535
Williams-Sonoma, Inc. (b)	600	32,868
Zoe's Kitchen, Inc. (a)	1,000	24,660
		331,548
Semiconductors - 5.65%
Ambarella, Inc. (a) (b)	950	58,444
CEVA, Inc. (a) (b)	1,000	31,800
InvenSense, Inc. (a)	5,000	38,200
NVIDIA Corp.	50	4,610
NXP Semiconductors NV (a)	1,000	99,150
		232,204
Software - 1.63%
Cerner Corp. (a) (b)	1,350	67,203

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2016	ANNUAL REPORT

COMMON STOCK - 83.73% (continued)	Shares	Fair Value

Telecommunications - 1.61%
Arista Networks, Inc. (a) (b)	700	$66,367

TOTAL COMMON STOCK (Cost $3,239,412)		3,442,323

OPTIONS PURCHASED (Cost $2,451) - 0.06% (d)		2,600

SHORT-TERM INVESTMENTS - 19.21%
Federated Government Obligations Fund - Class I, 0.26% (c)	789,583	789,583
TOTAL SHORT-TERM INVESTMENTS (Cost $789,583)		789,583

TOTAL INVESTMENTS (Cost $4,031,446) – 103.00%		$4,234,506

OPTIONS WRITTEN (Proceeds $189,793) - (4.70%) (d)		(193,420)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.70%		69,932

NET ASSETS - 100%		$4,111,018

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at November 30, 2016, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options and Schedule of Written Options for details.

ADR - American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF PURCHASED OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS PURCHASED - 0.06%

CALL OPTIONS PURCHASED - 0.06%	Strike	Expiration	Contracts [1]	Fair Value

American Express Co.	$80.00	4/20/2017	10	$1,160
Electronic Arts, Inc.	$90.00	1/20/2017	5	140
General Electric Co.	$35.00	3/17/2017	25	150
General Electric Co.	$35.00	6/16/2017	50	1,150
TOTAL CALL OPTIONS PURCHASED (Cost $2,451)				2,600

TOTAL OPTIONS PURCHASED (Cost $2,451)				$2,600

[1]	Each option contract is equivalent to 100 shares of common stock.

All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (4.70)%

CALL OPTIONS WRITTEN - (3.15)%	Strike	Expiration	Contracts [1]	Fair Value

Alphabet, Inc. - Class C (e)	$840.00	6/16/2017	2	$4,080
Ambarella, Inc. (e)	$55.00	1/20/2017	6	5,070
Ambarella, Inc.	$65.00	2/17/2017	3	1,287
American Express Co. (e)	$80.00	1/19/2018	15	5,625
Amgen, Inc.	$160.00	1/20/2017	1	58
Amgen, Inc.	$175.00	1/20/2017	3	18
Amgen, Inc. (e)	$175.00	4/21/2017	1	71
Apple, Inc.	$115.00	3/17/2017	2	656
Apple, Inc.	$120.00	4/21/2017	10	2,480
Arista Networks, Inc.	$80.00	12/16/2016	7	10,689
BankUnited, Inc.	$35.00	5/19/2017	20	4,900
BP PLC - ADR	$35.00	1/20/2017	6	708
BP PLC - ADR	$39.00	1/20/2017	14	140
Bristol-Myers Squibb Co. (e)	$75.00	12/16/2016	4	4
Bristol-Myers Squibb Co. (e)	$80.00	12/16/2016	5	5
Carnival Corp.	$52.50	4/21/2017	13	3,705
Celgene Corp.	$130.00	6/16/2017	10	6,060
Cerner Corp. (e)	$55.00	12/16/2016	7	35
Cerner Corp. (e)	$62.50	12/16/2016	6	30
CEVA, Inc. (e)	$40.00	12/16/2016	10	300
General Motors Co.	$35.00	1/20/2017	10	850
General Motors Co.	$37.00	6/16/2017	12	1,668
Goldman Sachs Group, Inc.	$220.00	4/21/2017	2	2,658
JetBlue Airways Corp.	$17.00	1/20/2017	19	7,277
JetBlue Airways Corp.	$22.00	3/17/2017	19	1,520
KeyCorp	$18.00	6/16/2017	10	1,070
Lazard Ltd. - Class A	$37.00	12/16/2016	20	4,660
Lowe's Cos., Inc.	$75.00	1/20/2017	2	120
Lowe's Cos., Inc.	$80.00	1/20/2017	4	28
NIKE, Inc. - Class B	$55.00	1/20/2017	5	130
Potash Corp. of Saskatchewan, Inc. - Canada	$15.00	1/20/2017	15	5,205
Shake Shack, Inc. - Class A	$35.00	12/16/2016	1	216
Shake Shack, Inc. - Class A	$37.50	12/16/2016	8	560
Shake Shack, Inc. - Class A	$40.00	12/16/2016	7	140
Silver Wheaton Corp. - Canada	$25.00	1/20/2017	5	50
Silver Wheaton Corp. - Canada	$27.00	1/20/2017	27	162
Silver Wheaton Corp. - Canada	$30.00	1/19/2018	10	1,250
Southwest Airlines Co.	$46.00	12/16/2016	17	2,550

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF WRITTEN OPTIONS
November 30, 2016	ANNUAL REPORT

OPTIONS WRITTEN - (4.70)% (continued)

CALL OPTIONS WRITTEN - (3.15)% (continued)	Strike	Expiration	Contracts [1]	Fair Value

Southwest Airlines Co.	$40.00	1/20/2017	10	$7,150
Summit Materials, Inc. - Class A	$22.50	5/19/2017	25	9,025
TJX Cos., Inc. (e)	$77.50	1/20/2017	6	1,605
TJX Cos., Inc. (e)	$85.00	1/20/2017	4	80
TJX Cos., Inc. (e)	$77.50	4/21/2017	5	2,250
Tractor Supply Co. (e)	$80.00	4/21/2017	5	1,413
United Rentals, Inc. (e)	$70.00	12/16/2016	4	12,360
United Rentals, Inc.	$75.00	1/20/2017	2	5,064
VeriFone Systems, Inc.	$19.00	1/20/2017	10	450
Walt Disney Co.	$100.00	1/20/2017	6	936
Walt Disney Co.	$105.00	1/20/2017	2	70
Wells Fargo & Co.	$49.00	6/16/2017	15	8,625
Whole Foods Market, Inc.	$33.00	5/19/2017	10	1,490
Williams-Sonoma, Inc. (e)	$55.00	2/17/2017	6	1,620
Zimmer Biomet Holdings, Inc.	$115.00	6/16/2017	5	1,370
TOTAL CALL OPTIONS WRITTEN (Proceeds $110,812)				129,543

PUT OPTIONS WRITTEN - (1.55)%
Alphabet, Inc. - Class C	$840.00	1/19/2018	1	11,760
Ambarella, Inc.	$55.00	5/19/2017	10	4,800
American Express Co.	$65.00	1/20/2017	5	295
Apple, Inc.	$95.00	4/21/2017	5	760
Arista Networks, Inc.	$95.00	6/16/2017	5	4,350
Bristol-Myers Squibb Co.	$67.50	1/20/2017	5	5,550
Carnival Corp.	$50.00	1/20/2017	10	1,220
Electronic Arts, Inc. (e)	$85.00	6/16/2017	15	14,963
Gilead Sciences, Inc.	$80.00	1/19/2018	5	6,500
Shake Shack, Inc. - Class A	$37.50	12/16/2016	5	675
Shake Shack, Inc. - Class A (e)	$37.50	1/20/2017	5	1,100
VeriFone Systems, Inc.	$16.00	4/21/2017	10	1,200
Viacom, Inc. - Class B	$35.00	12/16/2016	15	300
Walgreens Boots Alliance, Inc.	$77.50	1/20/2017	5	425
Walt Disney Co.	$95.00	1/20/2017	3	300
Walt Disney Co.	$85.00	4/21/2017	5	385
Walt Disney Co.	$110.00	1/19/2018	5	7,520
Williams-Sonoma, Inc. (e)	$52.50	2/17/2017	5	1,012
Zoe's Kitchen, Inc. (e)	$22.50	3/17/2017	5	762
TOTAL PUT OPTIONS WRITTEN (Proceeds $78,982)				63,877

TOTAL OPTIONS WRITTEN (Proceeds $189,794)				$193,420

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016	ANNUAL REPORT

Assets:
Investments, at value	$4,234,506
Deposits at broker	176,223
Due from adviser	5,592
Receivables:
Interest	207
Dividends	3,734
Investment securities sold	19,623
Prepaid expenses	587
Total assets	4,440,472

Liabilities:
Options written, at value	193,420
Payables:
Investment securities purchased	108,758
Accrued distribution (12b-1) fees	134
Due to administrator	4,799
Accrued Trustee fees	767
Accrued expenses	21,576
Total liabilities	329,454
Net Assets	$4,111,018

Sources of Net Assets:
Paid-in capital	$3,916,414
Accumulated net realized loss on investments and options	(4,830)
Net unrealized appreciation on investments and options	199,434
Total Net Assets (Unlimited shares of beneficial interest authorized)	$4,111,018

Total Investments, at cost	$4,031,446
Proceeds from options written	$189,794

Class A Shares:
Net assets	$369,925
Shares Outstanding (Unlimited shares of beneficial interest authorized)	33,552
Net Asset Value Per Share	$11.03

Maximum Offering Price Per Share (a)	$11.67

Minimum Redemption Price Per Share (b)	$10.92

Institutional Class Shares:
Net assets	$3,741,093
Shares Outstanding (Unlimited shares of beneficial interest authorized)	338,673
Net Asset Value, Offering and Redemption Price Per Share	$11.05

(a)	A maximum sales charge of 5.50% is imposed on Class A shares.
(b)
Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
STATEMENT OF OPERATIONS

November 30, 2016	ANNUAL REPORT

For the
Period Ended
November 30, 2016 (a)

Investment income:
Dividends (net of foreign withholding taxes of $238)	$19,103
Interest	1,683
Total investment income	20,786

Expenses:
Management fees (Note 6)	24,597
Distribution (12b-1) fees - Class A	534
Accounting and transfer agent fees and expenses	43,311
Legal fees	17,273
Audit fees	14,000
Trustee fees and expenses	10,180
Pricing fees	8,677
Custodian fees	7,630
Dealer network fees	6,751
Miscellaneous	2,717
Interest expense	1,877
Registration and filing fees	997
Reports to shareholders	662
Insurance	287
Total expenses	139,493
Less: fees waived and expenses absorbed	(98,711)
Net expenses	40,782

Net investment loss	(19,996)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	25,569
Options written	(10,403)
Net realized gain on investments and options	15,166

Net change in unrealized appreciation (depreciation) on:
Investments	202,912
Options purchased	149
Options written	(3,627)
Net change in unrealized appreciation on investments and options	199,434

Net gain on investments and options	214,600

Net increase in net assets resulting from operations	$194,604

(a)	The HedgeRow Income and Opportunity Fund commenced operations on January 21, 2016.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

November 30, 2016	ANNUAL REPORT

For the
Period Ended
November 30, 2016 (a)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(19,996)
Net realized gain on investments and options	15,166
Net unrealized appreciation on investments and options	199,434
Net increase in net assets resulting from operations	194,604

Capital share transactions (Note 4):
Increase in net assets from capital share transactions	3,916,414

Increase in net assets	4,111,018

Net Assets:
Beginning of period	-

End of period	$4,111,018
Accumulated undistributed net investment income	$-

(a)	The HedgeRow Income and Opportunity Fund commenced operations on January 21, 2016.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

November 30, 2016	ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for the period indicated.

	Class A		Institutional Class
	For the		For the
	Period Ended		Period Ended
	November 30, 2016 (a)		November 30, 2016 (a)

Net Asset Value, Beginning of Period	$10.00		$10.00

Investment Operations:
Net investment loss (b)	(0.11)		(0.09)
Net realized and unrealized gain on investments and options	1.14		1.14
Total from investment operations	1.03		1.05

Net Asset Value, End of Period	$11.03		$11.05

Total Return (c)	10.30%	(d)	10.50%	(d)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$370		$3,741

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed	7.31%	(e) (f)	7.06%	(e) (f)
After fees waived and expenses absorbed	2.30%	(e) (f)	2.05%	(e) (f)

Ratios of net investment loss:
Before fees waived and expenses absorbed	(6.26)%	(e) (f)	(6.01)%	(e) (f)
After fees waived and expenses absorbed	(1.24)%	(e) (f)	(0.99)%	(e) (f)

Portfolio turnover rate	29.55%	(d)	29.55%	(d)

(a)	The HedgeRow Income and Opportunity Fund commenced operations on January 21, 2016.
(b)	Net investment loss per share is based on average shares outstanding.
(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d)	Not annualized.
(e)	Annualized.
(f)	The ratios include 0.10% of interest expense during the period ended November 30, 2016.

The accompanying notes are an integral part of these financial statements.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The HedgeRow Income and Opportunity Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund. As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is total return. The Fund’s investment adviser is Willard Mills Advisory, LLC (the “Adviser”). The Fund offers two classes of shares, Class A and Institutional Class shares. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and realized/unrealized gains or losses are allocated to each class based on relative share balances.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a) Security Valuation – All investments in securities are recorded at their estimated fair value, as described in note 2.

b) Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c) Federal Income Taxes – The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

As of and during the period since inception from January 21, 2016 through November 30, 2016, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the statement of operations. During the period since inception from January 21, 2016 through November 30, 2016, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the period ended November 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital or net realized gains.

e) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f) Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

g) Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

h) Sales Charges – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A contingent deferred sales charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the net asset value at the time of purchase of the Class A shares being redeemed; or (2) the net asset value of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor during the period since inception from January 21, 2016 through November 30, 2016.

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

2.	SECURITIES VALUATIONS (continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2016.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$3,442,323	$-	$-	$3,442,323
Call Options Purchased	2,600	-	-	2,600
Short-Term Investments	789,583	-	-	789,583
Total Assets	$4,234,506	$-	$-	$4,234,506

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

2.	SECURITIES VALUATIONS (continued)

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$94,995	$34,548	$-	$129,543
Put Options Written	46,040	17,837	-	63,877
Total Liabilities	$141,035	$52,385	$-	$193,420

(1)
As of and during the period since inception from January 21, 2016 through November 30, 2016, the Fund held no securities that were considered to be “level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any level during the period since inception from January 21, 2016 through November 30, 2016. It is the Fund’s policy to recognize transfers between levels at the end of the reporting period.

During the period since inception from January 21, 2016 through November 30, 2016, no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of November 30, 2016, portfolio securities valued at $744,593 were held in escrow by the custodian as cover for options written by the Fund.

Transactions in options written during the period since inception from January 21, 2016 through November 30, 2016 were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	734	177,369
Options covered	(164)	(34,529)
Options exercised	(22)	(6,979)
Options expired	(95)	(25,049)
Options outstanding end of period	453	$110,812

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	-	$-
Options written	210	121,875
Options covered	(56)	(34,659)
Options exercised	(19)	(3,539)
Options expired	(11)	(4,696)
Options outstanding end of period	124	$78,981

*	One option contract is equivalent to one hundred shares of common stock.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

As of November 30, 2016, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts	Total
Call options purchased	Investments, at value	$2,600	$2,600
Total Assets		$2,600	$2,600

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$129,543	$129,543
Put options written	Options written, at value	63,877	63,877
Total Liabilities		$193,420	$193,420

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the period since inception from January 21, 2016 through November 30, 2016, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts	Total
Call options purchased	Options purchased	$149	$149
Call options written	Options written	(18,731)	(18,731)
Put option written	Options written	15,104	15,104
		$(3,478)	$(3,478)

For the period since inception from January 21, 2016 through November 30, 2016, the total amount of all options, as presented in the Fund's Schedule of Purchased and Schedule of Written Options, is representative of the volume of activity for these derivative types during the period.

The following tables present the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of November 30, 2016.

Assets:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Assets Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Purchased Contracts	$2,600	(1)	$-	$2,600	(1)	$2,600	(2)	$-	$-
Total	$2,600	(1)	$-	$2,600	(1)	$2,600	(2)	$-	$-

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

3.	DERIVATIVES TRANSACTIONS (continued)

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Financial Position	Net Amounts of Liabilities Presented in the Statement of Financial Position		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$193,420	(3)	$-	$193,420	(3)	$193,420	(2)	$-	$-
Total	$193,420	(3)	$-	$193,420	(3)	$193,420	(2)	$-	$-

(1)	Purchased options at value as presented in the Fund’s Schedule of Purchased Options.
(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Fund’s Schedule of Written Options.

4.	CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the Fund for the period since inception from January 21, 2016 through November 30, 2016 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Class A
Shares	33,552	-	-	33,552
Value	$348,215	$-	$-	$348,215
Institutional Class
Shares	341,710	(3,037)	-	338,673
Value	$3,599,177	$(30,978)	$-	$3,568,199

5.	INVESTMENT TRANSACTIONS

For the period since inception from January 21, 2016 through November 30, 2016, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 3,681,938	$ 456,832

There were no Government securities purchased or sold during the period.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets. For the period since inception from January 21, 2016 through November 30, 2016, the Adviser earned $24,597 of management fees.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% through at least April 1, 2017. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. For the period since inception from January 21, 2016 through November 30, 2016, the Adviser waived advisory fees of $24,597 and reimbursed expenses of $74,114.

If, at any time, the annualized expenses of the Fund are less than the annualized expense limitation ratios, the Fund would reimburse the Adviser for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the Adviser waived fees or assumed expenses for the Fund, and (b) can be repaid without causing the expenses of the Fund to exceed the annualized expense limitation ratios. The cumulative unreimbursed amount paid and/or waived by the Adviser on behalf of the Fund is $98,711, and can be recouped no later than November 30, 2019.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund's portfolio securities; (d) pricing the Fund's shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund's legal compliance; (j) maintaining shareholder account records.

For the period since inception from January 21, 2016 through November 30, 2016, M3Sixty earned $43,311, including out of pocket expenses with $4,799 remaining payable at November 30, 2016.

Certain officers of the Fund are also employees or officers of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix Capital Group, Inc. (the “Distributor”). Pursuant to the Distribution Agreement, the Distributor will provide distribution services to the Fund. The Distributor serves as underwriter/distributor of the Fund. The Distributor may also receive commissions from the sale of Class A shares.  There were no commissions paid to the Distributor during the period since inception from January 21, 2016 through November 30, 2016.

The Distributor is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for its Class A shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The distribution plan for the Class A shares of the Fund took effect October 7, 2015. For the period since inception from January 21, 2016 through November 30, 2016, the Fund accrued $534 in 12b-1 expenses attributable to Class A shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at November 30, 2016 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 4,037,287	$ 318,964	$ (121,745)	$ 197,219

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

7.	TAX MATTERS (continued)

The Fund’s tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2016, the Fund’s most recent fiscal year end, was as follows:

Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Total Distributable Earnings
$193,593	$6,574	$-	$-	$(5,563)	$194,604

The difference between book basis and tax basis unrealized appreciation (depreciation), post-October loss and late year loss and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. As of November 30, 2016, the Fund elected to defer net capital losses as indicated in the chart below.

Post-October Losses		Post-December Losses
Deferred	Utilized	Deferred	Utilized
$ 5,563	$ -	$ -	$ -

As of November 30, 2016, the Fund had capital loss carryforwards for federal income tax purposes as follows:

Long-Term Non-Expiring	Short-Term Non-Expiring
$ -	$ -

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present accumulated undistributed net investment income (loss) and accumulated realized losses on a tax basis which is considered to be more informative to the shareholder. As of November 30, 2016, the Fund recorded reclassifications to increase (decrease) the capital accounts as follows:

Net Investment Loss	Net Realized Loss	Paid-in Capital
$ 19,996	$ (19,996)	$ -

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of November 30, 2016, the Fund had no capital loss carryforwards for federal income tax purposes.

There were no distributions paid during the period ended November 30, 2016.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of November 30, 2016, Charles Schwab and Co., Inc. held 78.01% of the Fund's shares in omnibus accounts for the sole benefit of its customers.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2016

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In October 2016, the U.S. Securities and Exchange Commission ("SEC") issued a new rule, Investment Company Reporting Modernization, which, among other provisions, amends Regulation S-X to require standardized, enhanced disclosures, particularly related to derivatives, in investment company financial statements. Compliance with the guidance is required for financial statements filed with the SEC on or after August 1, 2017. Management is currently evaluating the impact that the amendments will have on the Fund's financial statements and related disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
HedgeRow Income and Opportunity Fund

We have audited the accompanying statement of assets and liabilities of the HedgeRow Income and Opportunity Fund, including the schedule of investments in securities, for the period January 21, 2016 through November 30, 2016, and the related statement of operations, statement of changes in net assets and the financial highlights for the period named herein. These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of November 30, 2016, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the HedgeRow Income and Opportunity Fund for the period January 21, 2016 through November 30, 2016, the results of its operations, the changes in its net assets, and the financial highlights for the period named therein, in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania
January 25, 2017

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund did not pay any distributions during the period ended November 30, 2016.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2017 to determine the calendar year amounts to be included on their 2016 tax returns. Shareholders should consult their own tax advisors.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. This section provides information about the persons who serve as Trustees and Officers to the Trust and Fund, respectively. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers. Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. As described above under “Description of the Trust”, each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Art Falk 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1937	Trustee and Independent Chairman	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990-2012).	Seven	None
Thomas Krausz 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1944	Trustee	Since 2011	Mr. Krausz has been an independent management consultant to private enterprises since 2007.	Seven	None
Tom M. Wirtshafter 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009 – Present).	Seven	None
Gary DiCenzo 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB : 1962	Trustee	Since 2014	Chief Executive Officer, Cognios Capital (investment management firm) (2015 to present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Seven	None
Interested Trustee*
Randall K. Linscott 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1971	President	Since 2013
Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Division Vice President, Boston Financial Data Services, (2005 - 2011).
				Seven	N/A

*	Mr. Linscott is an Interested Trustee because of his positions with the principal underwriter to each of the Funds in the Trust.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1971	Chief Compliance Officer and Secretary	Since 2015
Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, M3Sixty Distributors, LLC, M3Sixty Advisors, LLC and Matrix Capital Group, Inc. (2015 to present); Chief Compliance Officer and Secretary, 360 Funds (2015 to present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015 to present); Secretary and Anti-Money Laundering Compliance Officer, Monteagle Funds (2015 to present); Partner, K&L Gates, (2009-2015).
				N/A	N/A
Brandon Byrd 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1981	Assistant Secretary	Since 2013	Director of Operations, M3Sixty Administration LLC (2012 – present); Division Manager – Client Service Officer, Boston Financial Data Services (mutual fund service provider) (2010 - 2012).	N/A	N/A
Larry Beaver 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1969	Treasurer	Since 2007	Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005 – present).	N/A	N/A
Ted Akins 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1974	Assistant Treasurer	Since 2014	Director, Transfer Agency and Mutual Fund Operations, M3Sixty Administration, LLC (2012 – present); Senior Client Service Advisor, Boston Financial Data Services, (1999 – 2012).	N/A	N/A
Jeremiah Hierseman 4520 Main Street Suite 1425 Kansas City, Missouri 64111 YOB: 1975	Assistant Treasurer	Since 2014	Fund Accounting Manager, M3Sixty Administration, LLC (2014–present). Fund Accounting Manager, State Street Bank – Insurance Services Division (2003–2014).	N/A	N/A

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

ADDITIONAL INFORMATION
November 30, 2016 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix Capital Group and M3Sixty Administration LLC. Each Trustee who is not an “interested person” receives a fee of $1,500 each year plus $200 per Board or committee meeting attended. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Funds Paid to Trustees[2]
Independent Trustees
Art Falk	$ 1,725	None	None	$ 1,725
Thomas Krausz	$ 1,725	None	None	$ 1,725
Tom M. Wirtshafter	$ 1,725	None	None	$ 1,725
Gary DiCenzo	$ 1,725	None	None	$ 1,725
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None
Andras P. Teleki	None	Not Applicable	Not Applicable	None
Brandon Byrd	None	Not Applicable	Not Applicable	None
Larry E. Beaver	None	Not Applicable	Not Applicable	None
Ted Akins	None	Not Applicable	Not Applicable	None
Jeremiah Hierseman	None	Not Applicable	Not Applicable	None

[1]	Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers seven (7) series of shares.
[2]	Figures are for the period since inception from January 21, 2016 through November 30, 2016.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, such as the sales charge (load) imposed on certain subscriptions and the contingent deferred sales charge (“CDSC”) imposed on certain short-term redemptions; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period since inception from 06/01/16 through 11/30/16

	Beginning Account Value (06/01/2016)	Annualized Expense Ratio for the Period	Ending Account Value (11/30/2016)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Class A (+4.65%)	$1,000.00	2.30%	$1,046.50	$11.77
Institutional Class (+4.74%)	$1,000.00	2.05%	$1,047.40	$10.49
Hypothetical 5% Return
Class A	$1,000.00	2.30%	$1,013.50	$11.58
Institutional Class	$1,000.00	2.05%	$1,014.80	$10.33

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

HedgeRow Income and Opportunity Fund	ANNUAL REPORT

Information About Your Fund’s Expenses – (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated December 21, 2015 for the Fund were as follows:
HedgeRow Income and Opportunity Fund Class A, gross of fee waivers or expense reimbursements	2.64%
HedgeRow Income and Opportunity Fund Class A, after waiver and reimbursement*	2.20%
HedgeRow Income and Opportunity Fund Institutional Class, gross of fee waivers or expense reimbursements	2.39%
HedgeRow Income and Opportunity Fund Institutional Class, after waiver and reimbursement*	1.95%

Willard Mills Advisory, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, acquired funds fees and expenses, extraordinary expenses, dividend and interest expenses related to short investments, and payments, if any, under the Rule 12b-1 Plan) to not more than 1.95% through at least April 1, 2017. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three fiscal years following the year in which such waiver occurred, if the Fund is able to make the payment without exceeding the 1.95% expense limitation. The current contractual agreement cannot be terminated prior to at least one year after the effective date without the Board of Trustees’ approval. Total Gross Operating Expenses during the period since inception from January 21, 2016 through November 30, 2016 were 7.31% and 7.06% for the HedgeRow Income and Opportunity Fund Class A shares and HedgeRow Income and Opportunity Fund Institutional Class shares, respectively. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the period since inception from January 21, 2016 through November 30, 2016.

360 FUNDS
4520 Main Street
Suite 1425
Kansas City, MO 64111

INVESTMENT ADVISER
Willard Mills Advisory, LLC
P.O. Box 2549
Brentwood, TN 37024-2549

ADMINISTRATOR & TRANSFER AGENT
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

DISTRIBUTOR
Matrix Capital Group, Inc.
106 West 32nd Street
New York, NY 10001

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Sanville & Company
1514 Old York Road
Abington, PA 19001

LEGAL COUNSEL
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law Group™
11300 Tomahawk Creek Parkway
 Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
 Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the "audit committee financial expert" as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,000 with respect to the registrant’s fiscal year ended November 30, 2016, the first fiscal year of operations for the HedgeRow Income and Opportunity Fund.

(b)
Audit-Related Fees. There were no fees billed during the fiscal year for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)
Tax Fees. The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $2,000 with respect to the registrant’s fiscal year ended November 30, 2016, the first fiscal year of operations for the HedgeRow Income and Opportunity Fund.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)
All Other Fees. The aggregate fees billed in last fiscal year for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 for the fiscal year ended November 30, 2016, the first fiscal year of operations for the HedgeRow Income and Opportunity Fund.

(e)(1)
The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)
All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the for the fiscal year ended November 30, 2016, the first fiscal year of operations for the HedgeRow Income and Opportunity Fund, are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds
By: Randy Linscott	/s/ Randy Linscott
Principal Executive Officer,
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Randy Linscott	/s/ Randy Linscott
Principal Executive Officer
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Larry E. Beaver, Jr.	/s/ Larry E. Beaver, Jr.
Principal Financial Officer
Date: January 30, 2017